April 30, 2020

VIA EDGAR

Securities and Exchange Commission Public Filing Desk 100 F Street, N.E. Washington, D.C. 20549

Re:	Ellington Income Opportunities Fund

(File Nos. 333-228347 and 811-23389)

Dear SEC Staff:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the forms of Prospectus and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 on behalf of Ellington Income Opportunities Fund (the “Fund”) does not differ from that contained in the Fund’s Post-Effective Amendment No. 1, dated April 29, 2020, and (ii) that Post-Effective Amendment No. 1 has been filed electronically with the U.S. Securities and Exchange Commission on April 29, 2020.

If you have any questions concerning the foregoing, please contact the undersigned at 855-862-6092.

Yours truly,

/s/ Daniel J. Amen
Daniel J. Amen
Secretary